UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC
4520 Main Street
 Suite 1425
 Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2016

Date of reporting period: 05/31/2016

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended May 31, 2016 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

Semi-Annual Report 2016

Mid-Cap Fund
Small-Cap Fund
Wellington Shields All-Cap Fund
 May 31, 2016

Capital Management
Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Wellington Shields & Co., LLC, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3000.

Capital Management Funds

Fund Expense Example (Unaudited)
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mid–Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period(a)
Actual (+1.38%)	$ 1,000.00	$ 1,013.80	$ 7.55
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.50	$ 7.57

Mid–Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period(a)
Actual (+1.04%)	$ 1,000.00	$ 1,010.40	$ 11.31
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,013.75	$ 11.33

Small–Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period(b)
Actual (+2.40%)	$ 1,000.00	$ 1,024.00	$ 7.59
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.50	$ 7.57

Small–Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period(b)
Actual (+2.23%)	$ 1,000.00	$ 1,022.30	$ 9.25
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,015.85	$ 9.22

Wellington Shields All-Cap Class A Shares Expense Example	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period(c)
Actual (+0.56%)	$ 1,000.00	$ 1,005.60	$ 7.52
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.50	$ 7.57

(a)
Expenses paid are based on expenses incurred in the most recent six-month period. The Mid-Cap Fund’s annualized six-month expense ratios are 1.50% for Institutional Shares and 2.25% for Investor Shares. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(b)
Expenses paid are based on expenses incurred in the most recent six-month period. The Small-Cap Fund’s annualized six-month expense ratios are 1.50% for Institutional Shares and 1.83% for Investor Shares. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Fund Expense Example (Unaudited) (continued)

(c)
Expenses paid are based on expenses incurred in the most recent six-month period. The Wellington Shields All-Cap Fund Class A shares’ annualized six-month expense ratio was 1.50%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Total Fund operating expense ratios as stated in the Funds’ current prospectus dated March 29, 2016 were as follows:
Capital Management Mid-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.61%
Capital Management Mid-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.53%
Capital Management Mid-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.36%
Capital Management Mid-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.28%
Capital Management Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.73%
Capital Management Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.53%
Capital Management Small-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.48%
Capital Management Small-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.28%
Wellington Shields All-Cap Fund Class A Shares, gross of fee waivers and/or expense reimbursements	2.57%
Wellington Shields All-Cap Fund Class A Shares, after waivers and/or reimbursements *	1.52%

* Capital Management Associates, Inc. has entered into a contractual agreement with the Mid-Cap and Small-Cap Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. Wellington Shields Capital Management, LLC has entered into a contractual agreement with the Wellington Shields All-Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.15%. The contractual agreements cannot be terminated prior to April 1, 2017 without the Trust’s Board of Trustees’ approval. Total Gross Operating Expenses during the six month period ended May 31, 2016 were 1.67%, 2.42%, 1.83%, 2.58% and 2.38% for the Mid-Cap Fund Institutional Shares, Mid-Cap Fund Investor Shares, Small-Cap Fund Institutional Shares, Small-Cap Fund Investor Shares and Wellington Shields All-Cap Fund Class A Shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 2 & 3) sections of this report for expense related disclosure during the six month period ended May 31, 2016.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863. Please read it carefully before you invest or send money.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2016 (Unaudited)

	Shares	Value

Common Stock - 88.35%

Aerospace & Defense - 3.30%
Harris Corp.	7,500	$590,775

Apparel - 2.61%
* Skechers U.S.A., Inc. - Class A	15,000	467,550

Banks - 2.83%
First Republic Bank	7,000	506,870

Beverages - 8.71%
Constellation Brands, Inc. - Class A	6,000	918,900
Dr. Pepper Snapple Group, Inc.	7,000	639,800
		1,558,700
Commercial Services - 11.04%
Cintas Corp.	9,500	900,600
* Quanta Services, Inc.	15,000	360,450
* Verisk Analytics, Inc.	9,000	714,510
		1,975,560
Hand & Machine Tools - 8.32%
Snap-on, Inc.	5,000	809,100
Stanley Black & Decker, Inc.	6,000	679,080
		1,488,180
Healthcare - Products - 8.96%
DENTSPLY SIRONA, Inc.	9,000	559,440
* Henry Schein, Inc.	6,000	1,042,380
		1,601,820
Healthcare - Services - 8.35%
Quest Diagnostics, Inc.	8,000	617,360
Universal Health Services, Inc. - Class B	6,500	876,590
		1,493,950
Home Builders - 3.63%
Thor Industries, Inc.	10,000	650,000

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2016 (Unaudited)

	Shares	Value

Common Stock - 88.35% (continued)

Housewares - 5.33%
Newell Brands, Inc.	20,000	$953,800

Media - 2.57%
TEGNA, Inc.	20,000	459,200

Mining - 2.08%
Silver Wheaton Corp.	20,000	372,400

Miscellaneous Manufacturing - 2.48%
Hillenbrand, Inc.	14,200	443,324

Oil & Gas - 2.13%
Energen Corp.	8,000	380,960

REITs - 2.51%
W.P. Carey, Inc.	7,000	448,770

Retail - 7.65%
* Burlington Stores, Inc.	8,500	513,060
Ross Stores, Inc.	16,000	854,400
		1,367,460
Semiconductors - 2.89%
Microchip Technology, Inc.	10,000	516,800

Software - 2.96%
* Synchronoss Technologies, Inc.	15,000	529,050

Total Common Stock (Cost $9,881,013)		15,805,169

Exchange-Traded Funds - 1.49%
* SPDR Gold Shares	2,300	266,892

Total Exchange-Traded Funds (Cost $187,561)		266,892

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2016 (Unaudited)

	Shares	Value

Investment Companies - 10.26%
** Wells Fargo Advantage Money Market Fund - Class I, 0.03%	1,835,871	$1,835,871

Total Investment Companies (Cost $1,835,871)		1,835,871

Total Investments (Cost $11,904,445) - 100.10%		$17,907,932
Liabilities in Excess of other Assets, net - (0.10)%		(18,645)
Net Assets - 100.00%		$17,889,287

*	Non-income producing investment.
**	Rate shown represents the rate at May 31, 2016 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

REIT - Real Estate Investment Trust

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2016 (Unaudited)

Industry	% of Net Assets	Value

Aerospace & Defense	3.30%	$590,775
Apparel	2.61%	467,550
Banks	2.83%	506,870
Beverages	8.71%	1,558,700
Commercial Services	11.04%	1,975,560
Exchange-Traded Funds	1.49%	266,892
Hand & Machine Tools	8.32%	1,488,180
Healthcare - Products	8.96%	1,601,820
Healthcare - Services	8.35%	1,493,950
Home Builders	3.63%	650,000
Housewares	5.33%	953,800
Investment Companies	10.26%	1,835,871
Media	2.57%	459,200
Mining	2.08%	372,400
Miscellaneous Manufacturing	2.48%	443,324
Oil & Gas	2.13%	380,960
REITs	2.51%	448,770
Retail	7.65%	1,367,460
Semiconductors	2.89%	516,800
Software	2.96%	529,050
Total	100.10%	$17,907,932

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2016 (Unaudited)

	Shares	Value

Common Stock - 85.72%

Banks - 2.97%
Bryn Mawr Bank Corp.	14,000	$409,360

Building Materials - 3.27%
* Trex Co., Inc.	10,000	451,700

Chemicals - 4.18%
Stepan Co.	10,000	576,900

Commercial Services - 9.97%
Deluxe Corp.	13,000	846,690
James River Group Holdings, Ltd.	15,000	530,250
		1,376,940
Computers - 3.85%
* Mercury Systems, Inc.	25,000	531,250

Electric - 8.58%
Black Hills Corp.	10,000	605,400
NorthWestern Corp.	10,000	579,600
		1,185,000
Electronics - 5.37%
* Orbotech, Ltd.	14,500	404,405
Vishay Intertechnology, Inc.	26,000	336,960
		741,365
Energy-Alternate Sources - 2.37%
* SolarEdge Technologies, Inc.	15,000	327,750

Engineering & Construction - 2.49%
Granite Construction, Inc.	8,000	343,440

Environmental Control - 3.50%
Covanta Holding Corp.	29,000	483,430

Food - 4.67%
B&G Foods, Inc.	15,000	644,850

Healthcare - Services - 2.92%
HealthSouth Corp.	10,000	403,200

Home Furnishings - 6.47%
La-Z-Boy, Inc.	19,000	503,120
* Universal Electronics, Inc.	6,000	389,580
		892,700
Housewares - 2.83%
Newell Brands, Inc.	8,189	390,533

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2016 (Unaudited)

	Shares	Value

Common Stock - 85.72% (continued)

Insurance - 2.85%
Maiden Holdings, Ltd.	30,000	$393,600

Iron & Steel - 1.86%
Carpenter Technology Corp.	8,000	256,320

Media - 2.40%
* Gray Television, Inc.	28,000	330,960

Oil & Gas - 1.33%
* Birchcliff Energy, Ltd.	40,000	174,840
Vanguard Natural Resources, LLC.	6,290	9,121
		183,961
Pharmaceuticals - 3.67%
* Depomed, Inc.	18,000	367,740
* Sorrento Therapeutics, Inc.	20,000	139,200
		506,940
Retail - 4.94%
Cracker Barrel Old Country Store, Inc.	4,500	681,660

Semiconductors - 2.70%
* MaxLinear, Inc. - Class A	18,000	372,960

Telecommunications - 2.53%
* Iridium Communications, Inc.	40,000	349,200

Total Common Stock (Cost $9,419,407)		11,834,019

Investment Companies - 14.39%
** Wells Fargo Advantage Money Market Fund - Class I, 0.03%	1,987,204	1,987,204

Total Investment Companies (Cost $1,987,204)		1,987,204

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2016 (Unaudited)

Value

Total Investments (Cost $11,406,611) - 100.11%	$13,821,223
Liabilities in Excess of Other Assets, net - (0.11)%	(14,691)
Net Assets - 100.00%	$13,806,532

*	Non-income producing investment.
**	Rate shown represents the rate at May 31, 2016 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LLC - Limited Liability Co.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2016 (Unaudited)

Industry	% of Net Assets	Value

Banks	2.97%	$409,360
Building Materials	3.27%	451,700
Chemicals	4.18%	576,900
Commercial Services	9.97%	1,376,940
Computers	3.85%	531,250
Electric	8.58%	1,185,000
Electronics	5.37%	741,365
Energy - Alternate Sources	2.37%	327,750
Engineering & Construction	2.49%	343,440
Environmental Control	3.50%	483,430
Food	4.67%	644,850
Healthcare - Services	2.92%	403,200
Home Furnishings	6.47%	892,700
Housewares	2.83%	390,533
Insurance	2.85%	393,600
Investment Companies	14.39%	1,987,204
Iron & Steel	1.86%	256,320
Media	2.40%	330,960
Oil & Gas	1.33%	183,961
Pharmaceuticals	3.67%	506,940
Retail	4.94%	681,660
Semiconductors	2.70%	372,960
Telecommunications	2.53%	349,200
Total	100.11%	$13,821,223

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2016 (Unaudited)

	Shares	Value

Common Stock - 92.94%

Aerospace & Defense - 3.83%
Raytheon Co.	2,750	$356,593

Banks - 3.55%
First Republic Bank	4,560	330,190

Building Materials - 4.16%
Fortune Brands Home & Security, Inc.	6,600	387,222

Commercial Services - 7.11%
Nielsen Holdings PLC	6,970	372,128
* Verisk Analytics, Inc.	3,650	289,773
		661,901
Computers - 6.76%
Accenture PLC - Class A	2,650	315,270
* Mercury Systems, Inc.	14,750	313,437
		628,707
Diversified Financial Services - 3.51%
MasterCard, Inc. - Class A	3,360	322,224
PJT Partners, Inc. - Class A	164	4,257
		326,481
Electric - 3.23%
NextEra Energy, Inc.	2,500	300,300

Engineering & Construction - 3.09%
Granite Construction, Inc.	6,700	287,631

Food - 6.90%
B&G Foods, Inc.	7,650	328,874
JM Smucker Co.	2,425	313,189
		642,063
Healthcare - Products - 3.22%
Becton Dickinson and Co.	1,800	299,610

Housewares - 3.45%
Newell Brands, Inc.	6,732	321,060

Insurance - 3.03%
Maiden Holdings Ltd.	21,500	282,080

Internet - 4.47%
* Alphabet, Inc. - Class A	280	209,678
* Alphabet, Inc. - Class C	280	206,002
		415,680

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2016 (Unaudited)

	Shares	Value

Common Stock - 92.94% (continued)

Media - 2.96%
* Gray Television, Inc.	23,300	$275,406

Mining - 3.74%
Agnico Eagle Mines Ltd.	7,750	348,130

Oil & Gas - 3.54%
Exxon Mobil Corp.	3,700	329,374

Oil & Gas Services- 3.12%
Schlumberger Ltd.	3,800	289,940

Pharmaceuticals - 7.35%
* Depomed, Inc.	17,000	347,310
McKesson Corp.	1,840	336,978
		684,288
REITs - 3.47%
Crown Castle International Corp.	3,550	322,375

Retail - 9.23%
CVS Health Corp.	3,040	293,208
Home Depot, Inc.	2,400	317,088
Ross Stores, Inc.	4,650	248,310
		858,606
Software - 3.22%
* Microsoft Corp.	5,650	299,450

Total Common Stock (Cost $7,858,742)		8,647,087

Investment Companies - 7.16%
** Wells Fargo Advantage Money Market Fund - Class I, 0.03%	666,418	666,418

Total Investment Companies (Cost $666,418)		666,418

Total Investments (Cost $8,525,160) - 100.10%		$9,313,505
Liabilities in Excess of Other Assets, net - (0.10%)		(9,532)
Net Assets - 100.00%		$9,303,973

*	Non-income producing investment.
**	Rate shown represents the rate at May 31, 2016 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

PLC - Public Limited Company
REIT - Real Estate Investment Trust

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2016 (Unaudited)

Industry	% of Net Assets	Value
Aerospace & Defense	3.83%	$356,593
Banks	3.55%	330,190
Building Materials	4.16%	387,222
Commercial Services	7.11%	661,901
Computers	6.76%	628,707
Diversified Financial Services	3.51%	326,481
Electric	3.23%	300,300
Engineering & Construction	3.09%	287,631
Food	6.90%	642,063
Healthcare - Products	3.22%	299,610
Housewares	3.45%	321,060
Insurance	3.03%	282,080
Internet	4.47%	415,680
Investment Companies	7.16%	666,418
Media	2.96%	275,406
Mining	3.74%	348,130
Oil & Gas	3.54%	329,374
Oil & Gas Services	3.12%	289,940
Pharmaceuticals	7.35%	684,288
REITs	3.47%	322,375
Retail	9.23%	858,606
Software	3.22%	299,450
Total	100.10%	$9,313,505

Capital Management Funds
STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2016 (Unaudited)	Mid-Cap Fund	Small-Cap Fund	Wellington Shields All-Cap Fund

Assets:
Investments, at cost	$11,904,445	$11,406,611	$8,525,160
Investments, at value (note 1)	17,907,932	13,821,223	9,313,505
Dividends and interest	19,042	17,749	16,880
Prepaid expenses	6,758	6,079	7,789
Total assets	17,933,732	13,845,051	9,338,174

Liabilities:
Payables:
Due to adviser (note 2)	12,542	7,922	1,239
Due to administrator (note 2)	4,648	3,930	2,644
Distribution and Service (12b-1) fees (note 3)	384	81	5,311
Other liabilities and accrued expenses	26,871	26,586	25,007
Total liabilities	44,445	38,519	34,201

Total Net Assets	$17,889,287	$13,806,532	$9,303,973

Net Assets consist of:
Capital (par value and paid in surplus)	$11,106,589	$11,299,257	$8,970,166
Accumulated net investment loss	(106,104)	(206,301)	(33,199)
Undistributed (accumulated) net realized gain (loss) on investment transactions	885,315	298,964	(421,339)
Net unrealized appreciation on investments	6,003,487	2,414,612	788,345
Total Net Assets	$17,889,287	$13,806,532	$9,303,973

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	743,986	714,847
Net Assets - Institutional Shares	$17,278,005	$13,511,741
Net Asset Value, Maximum Offering and Redemption Price Per Share	$23.22	$18.90

Investor Shares:
Investor Shares Outstanding, $0.01 par value (unlimited shares authorized):	32,072	16,609
Net Assets - Investor Shares	$611,282	$294,791
Net Asset Value and Redemption Price Per Share	$19.06	$17.75
Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value / 0.97)	$19.65
Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value / 0.97)		$18.30

Class A Shares:
Class A Shares Outstanding, no par value (unlimited shares authorized):			865,811
Net Assets - Institutional Shares			$9,303,973
Net Asset Value, Maximum Offering and Redemption Price Per Share			$10.75

Capital Management Funds
STATEMENTS OF OPERATIONS

For the six month period ended May 31, 2016 (Unaudited)	Mid-Cap Fund	Small-Cap Fund	Wellington Shields All-Cap Fund

Investment income:
Dividends	$108,748	$122,865	$67,259
Foreign withholding tax	(300)	-	(417)
Interest	258	227	94
Total investment income	108,706	123,092	66,936

Expenses:
Advisory fees (note 2)	88,315	64,799	44,797
Distribution and service (12b-1) fees (note 3)	2,239	1,027	15,679
Administration fees (note 2)	27,902	23,199	16,691
Legal fees	7,016	7,016	5,022
Audit and tax preparation fees	7,771	7,771	7,519
Trustees' fees and meeting expenses	6,017	6,017	6,017
Other operating expenses	3,571	3,570	3,555
Custody fees	3,407	3,258	3,009
Securities pricing fees	1,804	1,804	1,655
Registration and filing fees	1,502	1,456	2,852
Total Expenses	149,544	119,917	106,796
Less:
Advisory fees waived and expenses reimbursed (note 2)	(14,836)	(21,691)	(39,600)
Distribution and service (12b-1) fees waived (note 3)	-	(568)	-
Net Expenses	134,708	97,658	67,196

Net Investment Income (Loss)	(26,002)	25,434	(260)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investment transactions	908,019	536,179	(309,210)
Net change in unrealized appreciation (depreciation) on investments	(781,577)	(274,640)	379,276
Net realized and unrealized gain on investments	126,442	261,539	70,066

Net Increase in Net Assets Resulting from Operations	$100,440	$286,973	$69,806

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Mid-Cap Fund

For the fiscal year/period ended	For the Six Month Period Ended May 31, 2016	For the Year Ended November 30, 2015
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(26,002)	$(65,310)
Net realized gain on investment transactions	908,019	690,621
Net change in unrealized appreciation (depreciation) on investments	(781,577)	525,958
Net Increase in Net Assets Resulting from Operations	100,440	1,151,269

Distributions to shareholders from:
Net realized gain from investment transactions
Institutional Shares	(21,835)	(651,034)
Investor Shares	(869)	(25,696)
Return of capital
Institutional Shares	-	(24,310)
Investor Shares	-	(960)
Decrease in Net Assets Resulting from Distributions	(22,704)	(702,000)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	25,000	14,000
Reinvested dividends and distributions	21,499	664,597
Shares repurchased	(3,024,068)	(29,331)
Investor Shares
Shares sold	-	207,078
Reinvested dividends and distributions	869	26,656
Shares repurchased	(51,499)	(151,392)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,028,199)	731,608

Net Increase (Decrease) in Net Assets	(2,950,463)	1,180,877

Net Assets:
Beginning of year/period	20,839,750	19,658,873
End of year/period	$17,889,287	$20,839,750

Accumulated Net Investment Loss	$(106,104)	$(80,102)

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Fund

For the fiscal year/period ended	For the Six Month Period Ended May 31, 2016	For the Year Ended November 30, 2015
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$25,434	$149,061
Net realized gain (loss) on investment transactions	536,179	(45,368)
Net change in unrealized depreciation on investments	(274,640)	(1,976,518)
Net Increase (Decrease) in Net Assets Resulting from Operations	286,973	(1,872,825)

Distributions to shareholders from:
Net investment income
Institutional Shares	(45,078)	(146,773)
Investor Shares	(922)	(2,227)
Net realized capital gains
Institutional Shares	-	(188,799)
Investor Shares	-	(4,201)
Decrease in Net Assets Resulting from Distributions	(46,000)	(342,000)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	56,546	-
Reinvested dividends and distributions	44,910	334,288
Shares repurchased	(661,926)	(107,865)
Investor Shares
Shares sold	1,000	3,395
Reinvested dividends and distributions	922	6,428
Shares repurchased	(1,577)	-
Increase (Decrease) in Net Assets from Capital Share Transactions	(560,125)	236,246

Net Decrease in Net Assets	(319,152)	(1,978,579)

Net Assets:
Beginning of year/period	14,125,684	16,104,263
End of year/period	$13,806,532	$14,125,684

Accumulated Net Investment Loss	$(206,301)	$(185,735)

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Wellington Shields All-Cap Fund

For the period ended	For the Six Month Period Ended May 31, 2016	For the Period Ended November 30, 2015 (a)
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(260)	$(35,401)
Net realized loss on investment transactions	(309,210)	(65,667)
Net change in unrealized appreciation on investments	379,276	409,069
Net Increase in Net Assets Resulting from Operations	69,806	308,001

Distributions to shareholders from:
Net realized capital gains
Class A Shares	-	(44,000)
Decrease in Net Assets Resulting from Distributions	-	(44,000)

Capital Share Transactions: (note 6)
Class A Shares
Shares sold	913,213	9,235,851
Reinvested dividends and distributions	-	41,599
Shares repurchased	(1,180,764)	(39,733)
Increase (Decrease) in Net Assets from Capital Share Transactions	(267,551)	9,237,717

Net Increase (Decrease) in Net Assets	(197,745)	9,501,718

Net Assets:
Beginning of period	9,501,718	-
End of period	$9,303,973	$9,501,718

Accumulated Net Investment Loss	$(33,199)	$(32,939)

(a)	The Wellington Shields All-Cap Fund commenced operations on December 2, 2014.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year/period ended

	Mid-Cap Fund

	Institutional Shares
	For the Six Month Period Ended May 31,

			For the Years Ended
			November 30,
	2016		2015		2014		2013		2012	2011
	(Unaudited
Net Asset Value, Beginning of Year/Period	$22.93		$22.40		$22.34		$18.07		$16.56	$16.48

Investment Operations:

Net investment income (loss)	(0.03)	(a)	(0.07)	(a)	(0.04)	(a)	-	(b)	(0.06)	(0.04)
Net realized and unrealized gain on
investments	0.34		1.39		1.99		5.36		1.57	0.43
Total from investment operations	0.31		1.32		1.95		5.36		1.51	0.39

Less Distributions:
From net realized capital gains	(0.02)		(0.76)		(1.89)		(1.09)		-	(0.31)
From return of capital	-		(0.03)		-		-		-	-
Total distributions	(0.02)		(0.79)		(1.89)		(1.09)		-	(0.31)

Net Asset Value, End of Year/Period	$23.22		$22.93		$22.40		$22.34		$18.07	$16.56

Total Return (c)	1.38%	(e)	5.91%		8.76%		29.66%		9.12%	2.38%

Ratios/Supplemental Data
Net Assets, End of Year/Period (in 000's)	$17,278		$20,178		$19,081		$17,629		$14,048	$12,964
Ratio of Gross Expenses to Average Net Assets (d)	1.67%	(f)	1.58%		1.62%		1.75%		1.80%	1.79%
Ratio of Net Expenses to Average Net Assets (d)	1.50%	(f)	1.50%		1.50%		1.50%		1.50%	1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	(0.27)%	(f)	(0.30)%		(0.18)%		0.01%		(0.33)%	(0.25)%
Portfolio Turnover Rate	10.17%	(e)	24.64%		22.46%		24.43%		33.43%	39.62%

(a)	Net investment income (loss) per share is based on average shares outstanding for the six month period ended May 31, 2016 and for the years ended November 30, 2015 and November 30, 2014.
(b)	Net investment income resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Not annualized.
(f)	Annualized.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year/period ended

	Mid-Cap Fund

	Investor shares
	For the Six Month Period Ended May 31,

			For the Years Ended
			November 30,
	2016		2015		2014		2013	2012	2011
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$18.89		$18.73		$19.06		$15.66	$14.46	$14.54

Investment Operations:

Net investment loss	(0.09)	(a)	(0.21)	(a)	(0.18)	(a)	(0.11)	(0.16)	(0.15)
Net realized and unrealized gain on
investments	0.28		1.16		1.74		4.60	1.36	0.38
Total from investment operations	0.19		0.95		1.56		4.49	1.20	0.23

Less Distributions:
From net realized capital gains	(0.02)		(0.76)		(1.89)		(1.09)	-	(0.31)
From return of capital	-		(0.03)		-		-	-	-
Total distributions	(0.02)		(0.79)		(1.89)		(1.09)	-	(0.31)

Net Asset Value, End of Year/Period	$19.06		$18.89		$18.73		$19.06	$15.66	$14.46

Total Return (b)	1.04%	(d)	5.09%		8.22%		28.66%	8.30%	1.60%

Ratios/Supplemental Data
Net Assets, End of Year/Period (in 000's)	$611		$661		$577		$570	$435	$377
Ratio of Gross Expenses to Average Net Assets (c)	2.42%	(e)	2.33%		2.37%		2.50%	2.55%	2.54%
Ratio of Net Expenses to Average Net Assets (c)	2.25%	(e)	2.25%		2.25%		2.25%	2.25%	2.25%
Ratio of Net Investment Loss to
Average Net Assets	(1.02)%	(e)	(1.05)%		(0.93)%		(0.74)%	(1.08)%	(1.00)%
Portfolio Turnover Rate	10.17%	(d)	24.64%		22.46%		24.43%	33.43%	39.62%

(a)	Net investment loss per share is based on average shares outstanding for the six month period ended May 31, 2016 and for the years ended November 30, 2015 and November 30, 2014.
(b)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not include the impact of sales charges.

(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Not annualized.
(e)	Annualized.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year/period ended

	Small-Cap Fund

	Institutional Shares
	For the Six Month Period Ended May 31,

			For the Years Ended
			November 30,
	2016		2015		2014		2013		2012	2011
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$18.52		$21.50		$23.61		$17.76		$17.58	$16.93

Investment Operations:

Net investment income (loss)	0.04	(a)	0.20	(a)	(0.04)	(a)	0.05	(a)	0.26	0.14
Net realized and unrealized gain (loss) on
investments	0.40		(2.72)		(0.25)		6.72		1.09	2.14
Total from investment operations	0.44		(2.52)		(0.29)		6.77		1.35	2.28

Less Distributions:
From net investment income	(0.06)		(0.20)		-		(0.05)		(0.26)	(0.13)
In excess of net investment income	-		-		(0.02)		(0.04)		(0.05)	(0.07)
From net realized capital gains	-		(0.26)		(1.80)		(0.83)		(0.86)	(1.43)
Total distributions	(0.06)		(0.46)		(1.82)		(0.92)		(1.17)	(1.63)

Net Asset Value, End of Year/Period	$18.90		$18.52		$21.50		$23.61		$17.76	$17.58

Total Return (b)	2.40%	(d)	(11.72)%		(1.23)%		38.08%		7.65%	13.51%

Ratios/Supplemental Data
Net Assets, End of Year/Period (in 000's)	$13,512		$13,837		$15,780		$16,099		$11,694	$10,896
Ratio of Gross Expenses to Average Net Assets (c)	1.83%	(e)	1.70%		1.68%		1.85%		1.93%	1.94%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	(e)	1.50%		1.50%		1.50%		1.50%	1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.39%	(e)	0.98%		(0.17)%		0.23%		1.35%	0.69%
Portfolio Turnover Rate	19.39%	(d)	30.91%		28.78%		28.46%		29.36%	41.52%

(a)
Net investment income (loss) per share is based on average shares outstanding for the six month period ended May 31, 2016 and for the years ended November 30, 2015, November 30, 2014 and November 30, 2013.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Not annualized.
(e)	Annualized.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year/period ended

	Small-Cap Fund

	Investor shares
	For the Six Month Period Ended May 31,

			For the Years Ended
			November 30,
	2016		2015		2014		2013		2012	2011
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$17.42		$20.24		$22.40		$16.90		$16.78	$16.23

Investment Operations:

Net investment income (loss)	-	(a)	0.12	(a)	(0.11)	(a)	(0.02)	(a)	0.21	0.08
Net realized and unrealized gain (loss) on
investments	0.39		(2.54)		(0.25)		6.38		1.02	2.04
Total from investment operations	0.39		(2.42)		(0.36)		6.36		1.23	2.12

Less Distributions:
From net investment income	(0.04)		(0.14)		-		-		(0.19)	(0.09)
In excess of net investment income	(0.02)		-		-		(0.03)		(0.06)	(0.05)
From net realized capital gains	-		(0.26)		(1.80)		(0.83)		(0.86)	(1.43)
Total distributions	(0.06)		(0.40)		(1.80)		(0.86)		(1.11)	(1.57)

Net Asset Value, End of Year/Period	$17.75		$17.42		$20.24		$22.40		$16.90	$16.78

Total Return (b)	2.23%	(d)	(11.98)%		(1.59)%		37.63%		7.31%	13.10%

Ratios/Supplemental Data
Net Assets, End of Year/Period (in 000's)	$295		$289		$324		$312		$156	$145
Ratio of Gross Expenses to Average Net Assets (c)	2.58%	(e)	2.45%		2.43%		2.60%		2.68%	2.69%
Ratio of Net Expenses to Average Net Assets (c)	1.83%	(e)	1.83%		1.83%		1.83%		1.83%	1.83%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.06%	(e)	0.65%		(0.50)%		(0.10)%		1.02%	0.35%
Portfolio Turnover Rate	19.39%	(d)	30.91%		28.78%		28.46%		29.36%	41.52%

(a)
Net investment income (loss) per share is based on average shares outstanding for the six month period ended May 31, 2016 and for the years ended November 30, 2015, November 30, 2014 and November 30, 2013. Net investment income per share was less than $0.01 for the six month period ended May 31, 2016.

(b)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not include the impact of sales charges.

(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Not annualized.
(e)	Annualized.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during the period ended

	Wellington Shields All-Cap Fund

	Class A Shares
	For the Six Month Period Ended May 31, 2016		For the Period Ended November 30, 2015 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.69		$10.00

Investment Operations:

Net investment loss (b)	-	(c)	(0.05)
Net realized and unrealized gain on
investments	0.06		0.79
Total from investment operations	0.06		0.74

Less Distributions:
From net realized capital gains	-		(0.05)
Total distributions	-		(0.05)

Net Asset Value, End of Period	$10.75		$10.69

Total Return (d)	0.56%	(f)	7.40%	(f)

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)	$9,304		$9,502
Ratio of Gross Expenses to Average Net Assets (e)	2.38%	(g)	2.55%	(g)
Ratio of Net Expenses to Average Net Assets (e)	1.50%	(g)	1.50%	(g)
Ratio of Net Investment Loss to
Average Net Assets	(0.01)%	(g)	(0.48)%	(g)
Portfolio Turnover Rate	43.40%	(f)	76.31%	(f)

(a)	The Wellington Shields All-Cap Fund commenced operations on December 2, 2014.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Net investment loss per share was less than $0.01 per share during the six month period ended May 31, 2016.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(e)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	Not annualized.
(g)	Annualized.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2016

1.	Organization and Significant Accounting Policies

The Capital Management Mid-Cap Fund, Capital Management Small-Cap Fund and the Wellington Shields All-Cap Fund (collectively the “Funds” and individually the “Mid-Cap Fund”, “Small-Cap Fund” and “All-Cap Fund”) are series funds. The Funds are part of the Capital Management Investment Trust (the “Trust”), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are each classified as a “diversified” company as defined in the 1940 Act.

The Mid-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek long-term capital appreciation.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation, while current income is a secondary consideration in selecting portfolio investments.

The All-Cap Fund commenced operations on December 2, 2014. The investment objective of the Fund is to seek capital appreciation.

The Mid-Cap Fund and Small-Cap Fund offer two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the respective Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2016

1.	Organization and Significant Accounting Policies (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for identical securities in inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of May 31, 2016:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (b)	$15,805,169	$-	$15,805,169
Exchange-Traded Funds	266,892	-	266,892
Investment Companies	-	1,835,871	1,835,871
Totals	$16,072,061	$1,835,871	$17,907,932

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (b)	$11,834,019	$-	$11,834,019
Investment Companies	-	1,987,204	1,987,204
Totals	$11,834,019	$1,987,204	$13,821,223

All-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (b)	$8,647,087	$-	$8,647,087
Investment Companies	-	666,418	666,418
Totals	$8,647,087	$666,418	$9,313,505

(a)
As of and during the six month period ended May 31, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

There were no transfers between Levels during the six month period ended May 31, 2016. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2016

1.	Organization and Significant Accounting Policies (Continued)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported year. Actual results could differ from those estimates.

Federal Income Taxes
The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the six month period ended May 31, 2016, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of May 31, 2016, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2012, November 30, 2013, November 30, 2014 and November 30, 2015) and during the six month period ended May 31, 2016 and has concluded that no provision for income tax is required in these financial statements.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2016

2.	Advisory Fees and Other Transactions with Affiliates

Advisers
The Mid-Cap Fund and Small-Cap Fund pay a monthly advisory fee to Capital Management Associates, Inc. (“CMA”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 1 provided below. The All-Cap Fund pays a monthly advisory fee to Wellington Shields Capital Management, LLC. (“WSCM”) based upon the average daily net assets of the All-Cap Fund and calculated at the annual rates as shown in Table 1 provided below. CMA and WSCM have entered into contractual agreements (“Expense Limitation Agreements”) with the Funds under which it they have agreed to waive or reduce their fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Funds. The contractual agreements cannot be terminated prior to April 1, 2017 without the Trust’s Board of Trustees’ approval. There can be no assurance that the Expense Limitation Agreements will continue in the future. Subject to approval by the Board of Trustees, CMA and WSCM may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years, provided the Funds have reached a sufficient asset size to permit such reimbursements to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. In addition, the total assets of the Mid-Cap Fund and the Small-Cap Fund must exceed $10 million in order to permit any recoupments be paid to CMA. A breakout of the recoupable fees for the previous three years are listed below in Table 2. CMA and WSCM may recapture the amounts no later than November 30 of the corresponding year listed below. The expense limitation percentages including 12b-1 fees, as well as the Advisory fees waived and expenses reimbursed for the six month period ended May 31, 2016, are included in Table 3 and Table 4, respectively.

Table 1
Advisory Fees	Rates
Average Net Assets	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund
First $100 million	1.00%	1.00%	1.00%
Next $150 million	0.90%	0.90%	0.90%
Next $250 million	0.85%	0.85%	0.85%
Over $500 million	0.80%	0.80%	0.80%

Table 2
Fund	2019	2018	2017	2016
Mid-Cap Fund	$14,836	$16,330	$22,192	$41,771
Small-Cap Fund	21,691	30,477	28,969	49,202
All-Cap Fund	39,600	78,237	-	-

Table 3
Expense Limitation Ratios	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund
Institutional Class	1.50%	1.50%	N/A
Investor Class	2.25%	2.25%	N/A
Class A	N/A	N/A	1.50%

Table 4
	Advisory Fees Waived	Expenses Reimbursed
Mid-Cap Fund	$14,836	$-
Small-Cap Fund	21,691	-
All-Cap Fund	39,600	-

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2016

2.	Advisory Fees and Other Transactions with Affiliates (Continued)

Administrator
M3Sixty Administration, LLC (“M3Sixty” or the “Administrator”) serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust. M3Sixty provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For M3Sixty’s services to the Funds, the Mid-Cap and Small-Cap Funds pay M3Sixty a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. The All-Cap Fund pays M3Sixty a base fee capped at $10,000 annually for the first two years of operations, an annualized asset-based fee of 0.20% of average daily net assets up to $500 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six month period ended May 31, 2016, M3Sixty earned $27,902, $23,199 and $16,691 for the Mid-Cap Fund, Small-Cap Fund and All-Cap Fund, respectively, including out of pocket expenses. These amounts are included in Administration fees on the Statements of Operations.

Distributor
Wellington Shields & Co., LLC (the “Distributor”) is the Funds’ principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the six month period ended May 31, 2016, $0 and $0 of sales charges were paid for the Mid-Cap Fund and Small-Cap Fund, respectively. The Distributor is also the broker-dealer and is used by the Funds for their investment transactions. During the six month period ended May 31, 2016, there were commissions on investment transactions paid to the Distributor of $5,940, $17,377 and $7,911 for the Mid-Cap Fund, Small-Cap Fund and All-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisors, the Administrator or the Distributor.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Mid-Cap and Small-Cap Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each period elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Mid-Cap and Small-Cap Funds’ Investor Shares’ average daily net assets. The All-Cap Fund Class A Shares may expend up to 0.35% of the Fund’s average daily net assets annually to finance any activity primarily intended to result in the sale of fund shares. The Mid-Cap and Small-Cap Funds incurred $2,239 and $1,027, respectively, in distribution and service fees under the Plan with respect to Investor Shares for the six month period ended May 31, 2016. The Distributor has voluntarily waived $568 of these fees for the Small-Cap Fund for the six month period ended May 31, 2016. The All-Cap Fund incurred $15,679 in distribution and service fees under the Plan with respect to Class A Shares for the six month period ended May 31, 2016.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2016

4.	Purchases and Sales of Investment Securities

For the six month period ended May 31, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Mid-Cap Fund	$1,625,681	$4,389,013
Small-Cap Fund	2,256,462	4,317,174
All-Cap Fund	3,691,299	3,925,538

There were no purchases or sales of long-term U.S. Government Obligations during the six month period ended May 31, 2016.

5.	Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of
 November 30, 2015, (2) unrealized appreciation or depreciation of investments for federal income tax purposes, as of May 31, 2016, (3) post-October and post-December loss deferrals as of November 30, 2015 and (4) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed			Deferred
	Long-Term Gains	Ordinary Income	Long-Term Capital Loss Carryforwards (Non-expiring)	Post-October Losses	Post-December Losses	Net Tax Appreciation (Depreciation)	Distributable Earnings, Net
Mid-Cap Fund	$-	$-	$-	$-	$(80,102)	$6,785,064	$6,704,962
Small-Cap Fund	-	-	-	(237,215)	-	2,503,517	2,266,302
All-Cap Fund	-	-	-	(112,129)	(32,939)	409,069	264,001

The undistributed ordinary income, capital gains, post-October losses, post-December and carryforward losses shown above differ from corresponding accumulated net investment loss and accumulated net realized loss figures reported in the Statements of Assets and Liabilities due to differing book/tax treatment of temporary book/tax differences due to the flow through income and deferred passive losses from limited partnerships.

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of May 31, 2016 are noted below.

Table 2		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$11,904,445	$6,444,286	$(440,799)	$6,003,487
Small-Cap Fund	11,592,371	3,196,310	(967,458)	2,228,852
All-Cap Fund	8,525,160	958,769	(170,424)	788,345

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2016

5.	Federal Income Tax (Continued)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year and are reflected in the chart below.

Table 3	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
Mid-Cap Fund	$-	$-	$80,102	$47,121
Small-Cap Fund	237,215	-	-	-
All-Cap Fund	112,129	-	32,939	-

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, deferral of post-December losses, foreign currency transactions, flow through income and deferred passive losses from limited partnerships and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital. For the fiscal year/period ended November 30, 2015, the Funds reclassified the following on the Statements of Assets and Liabilities.

Table 4
	Net Investment Loss	Net Realized Loss	Paid-In Capital
Mid-Cap Fund	$32,329	$(32,329)	$-
Small-Cap Fund	(61)	1,103	(1,042)
All-Cap Fund	2,462	(2,462)	-

The Funds paid the following distributions during the six month period ended May 31, 2016 and the year/period ended November 30, 2015.

Table 5	For the Six Month Period Ended May 31, 2016 Distributions from			For the Fiscal Year/Period Ended November 30, 2015 Distributions from
	Long-Term Capital Gain	Ordinary Income	Return of Capital	Long-Term Capital Gain	Ordinary Income	Return of Capital
Mid-Cap Fund	$22,704	$-	$-	$673,272	$3,458	$25,270
Small-Cap Fund	-	46,000	-	192,919	149,081	-
All-Cap Fund	-	-	-	-	44,000	-

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2016

6.	Capital Share Transactions

	Mid-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period Ended May 31, 2016	For the Fiscal Year Ended November 30, 2015	For the Six Month Period Ended May 31, 2016	For the Fiscal Year Ended November 30, 2015
Transactions in Capital Shares
Shares sold	1,184	616	-	10,376
Reinvested distributions	960	28,984	47	1,411
Shares repurchased	(138,284)	(1,288)	(2,985)	(7,608)
Net Increase in Capital Shares	(136,140)	28,312	(2,938)	4,179
Shares Outstanding, Beginning of Year/Period	880,126	851,814	35,010	30,831
Shares Outstanding, End of Year/Period	743,986	880,126	32,072	35,010

	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period Ended May 31, 2016	For the Fiscal Year Ended November 30, 2015	For the Six Month Period Ended May 31, 2016	For the Fiscal Year Ended November 30, 2015
Transactions in Capital Shares
Shares sold	3,507	-	57	201
Reinvested distributions	2,511	18,050	55	369
Shares repurchased	(38,294)	(5,035)	(94)	-
Net Increase in Capital Shares	(32,276)	13,015	18	570
Shares Outstanding, Beginning of Year/Period	747,123	734,108	16,591	16,021
Shares Outstanding, End of Year/Period	714,847	747,123	16,609	16,591

	All-Cap Fund
	Class A Shares
	For the Six Month Period Ended May 31, 2016	For the Period Ended November 30, 2015*
Transactions in Capital Shares
Shares sold	91,504	888,881
Reinvested distributions	-	3,891
Shares repurchased	(114,793)	(3,672)
Net Increase in Capital Shares	(23,289)	889,100
Shares Outstanding, Beginning of Period	889,100	-
Shares Outstanding, End of Period	865,811	889,100

*	The All-Cap Fund commenced operations on December 2, 2014.

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2016

8.	Recent Accounting Pronouncements

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Capital Management Funds

Additional Information (Unaudited)

1.	Additional Information about Trustees and Officers

The business and affairs of each Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and each Fund is set forth in the following tables. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information for each Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 140 Broadway, 44th Floor, New York, NY 10005.

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $500 per Fund per meeting attended in person and $300 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee*	Aggregate Compensation per Fund From Mid-Cap, Small-Cap and All-Cap Funds**	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Trust Paid to Trustees*
Independent Trustees
Lucius E. Burch, III	$ 600	None	None	$1,800
Paul J. Camilleri	$1,000	None	None	$3,000
Anthony J. Walton	$ 800	None	None	$2,400
Interested Trustees
David V. Shields	None	None	None	None
Joseph V. Shields, Jr.	None	None	None	None

*	Each of the Trustees serves as a Trustee to the three Funds of the Trust.
**	Figures are for the six month period ended May 31, 2016.

2.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and each Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863 and on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

3.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the Funds’ Forms N-Q are also available, without charge, by calling the Funds at 1-888-626-3863.

Capital Management Funds

Additional Information (Unaudited)

4.	Tax Information

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Funds’ fiscal year ended November 30, 2016.

	Long-Term Capital Gain	Ordinary Income	Return of Capital
Mid-Cap Fund	$22,704	$-	$-
Small-Cap Fund	-	46,000	-
All-Cap Fund	-	-	-

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For the purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the funds from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For the purposes of computing this exclusion, all of the dividends paid by the funds from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information reporting.

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2017 to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their own tax advisors.

The Capital Management Mutual Funds
are series of the
Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Adviser Inquiries:

Documented:	Documented:

M3Sixty Administration, LLC	Capital Management Associates, Inc.
4520 Main Street	140 Broadway
Suite 1425	New York, NY 10005
Kansas City, MO 64111
Wellington Shields Capital Management, LLC
140 Broadway
New York, NY 10005

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

This Page Intentionally Left Blank.

Privacy Notice

FACTS	WHAT DOES CAPITAL MANAGEMENT INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
 ▪ Social Security number
 ▪ Assets
 ▪ Retirement Assets
 ▪ Transaction History
 ▪ Checking Account Information
 ▪ Purchase History
 ▪ Account Balances
 ▪ Account Transactions
 ▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Capital Management Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Capital Management Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-888-626-3863

Who we are
Who is providing this notice?	Capital Management Investment Trust Wellington Shields & Co. LLC (Distributor) M3Sixty Administration, LLC (Administrator)
What we do
How does Capital Management Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Capital Management Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tells us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ Capital Management Associates, Inc., the investment adviser to the Capital Management Investment Trust, could be deemed to be an affiliate.

Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies
▪ Capital Management Investment Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Capital Management Investment Trust does not jointly market.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By W. Jameson McFadden	/s/ W. Jameson McFadden
President, Principal Executive Officer and Principal Financial Officer
Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By W. Jameson McFadden	/s/ W. Jameson McFadden
President, Principal Executive Officer and Principal Financial Officer
Date: July 28, 2016